GS Mortgage-Backed Securities Trust 2022-RPL2

Exhibit 99.1 - Schedule 3

Unique ID	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
456991408	XXX	First	FIXED	Cashout Refi	Owner Occ	11/XX/2001	12/XX/2001	OK	XXX	XXX	YES	36	2	[2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
456305926	XXX	First	FIXED	Cashout Refi	Owner Occ	9/XX/2005	11/XX/2005	WA	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
														[2] Initial TIL Missing					RB	B	B	B
456194794	XXX	First	FIXED	Cashout Refi	Owner Occ	10/XX/2007	12/XX/2007	WA	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Rate Lock Disclosure
														[2] State - Missing Oral Agreement Notice					RB	B	B	B
456825169	XXX	First	FIXED	Cashout Refi	Owner Occ	2/XX/2008	3/XX/2008	CA	XXX	XXX	YES	60	2	[2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Missing					RB	B	B	B
456741454	XXX	First	FIXED	Cashout Refi	Owner Occ	8/XX/2006	10/XX/2006	SC	XXX	XXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)					RB	B	B	B
456010964	XXX	First	FIXED	Cashout Refi	Owner Occ	4/XX/2009	5/XX/2009	WA	XXX	XXX	YES	60	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Rate Lock Disclosure
														[2] HMDA-reportable rate spread (1/XX/04-10/XX/09)					RB	B	B	B
456840517	XXX	First	FIXED	Cashout Refi	Owner Occ	4/XX/1995	5/XX/1995	MI	XXX	XXX	NO	*Not Applicable	2	[2] Initial GFE Missing
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
[2]   State - Missing Insurance Disclosure / Right to Choose Insurance Provider
														[2] State - Missing Rate Lock					RB	B	B	B
456146759	XXX	First	ARM	Purchase	Investment Property	5/XX/2005	7/XX/2005	NV	XXX	XXX	YES	36	2	[2] State - Missing Application Disclosure Statement [2] State - Missing Cover Page / Social Security Disclosure					RB	B	B	B
456325759	XXX	First	FIXED	Cashout Refi	Owner Occ	9/XX/2006	11/XX/2006	NY	XXX	XXX	YES	12	3	[3] ROR Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Appraisal and Consumer Report Notice
														[2] HMDA-reportable rate spread (1/XX/04-10/XX/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
456160183	XXX	First	ARM	Cashout Refi	Owner Occ	1/XX/2007	3/XX/2007	CA	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage					RB	B	B	B
456900224	XXX	First	FIXED	Cashout Refi	Owner Occ	4/XX/2006	5/XX/2006	PA	XXX	XXX	YES	36	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] Initial GFE Missing	Finance charges under-disclosed by $197.34 which exceeds the $35 for refinance. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
456506568	XXX	First	FIXED	Rate/Term Refi	Owner Occ	10/XX/2003	12/XX/2003	WV	XXX	XXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   Missing Initial Application
[2]   State - Missing Collateral Protection Act Disclosure
[2]   Missing WV Net Tangible Benefit Worksheet
[2]   State - Missing Tangible Net Benefit Disclosure
[2]   Initial GFE Missing
														[2] Initial TIL Missing	Finance charges under disclosed by $148.88 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an attorney closing fee of $150 or courier fee of $30 as prepaid finance charge.			TILA SOL Expired	RB	B	B	B
456776152	XXX	First	FIXED	Cashout Refi	Owner Occ	1/XX/2007	3/XX/2007	NJ	XXX	XXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Domestic Partnership Affidavit					RB	B	B	B
456199592	XXX	First	FIXED	Cashout Refi	Owner Occ	2/XX/2009	4/XX/2009	NJ	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Missing					RB	B	B	B
456392469	XXX	First	FIXED	Rate/Term Refi	Owner Occ	7/XX/2004	9/XX/2004	MI	XXX	XXX	NO	*Not Applicable	1						RA	A	A	A
456799792	XXX	First	FIXED	Purchase	Owner Occ	3/XX/2002	5/XX/2002	AL	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing Broker Agreement / Mortgage Loan Origination Agreement
														[2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note					RB	B	B	B
456992688	XXX	First	ARM	Cashout Refi	Investment Property	10/XX/2006	12/XX/2006	NY	XXX	XXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
														[2] State - Missing Fair Credit Reporting Act Notice					RB	B	B	B
456659534	XXX	First	FIXED	Cashout Refi	Owner Occ	1/XX/2008	2/XX/2008	VA	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Lock In Disclosure
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing Appraisal Notice
[2]   State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority
														[2] Initial TIL Missing					RB	B	B	B
456252468	XXX	First	FIXED	Cashout Refi	Owner Occ	3/XX/2007	5/XX/2007	WV	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Collateral Protection Act Disclosure
[2]   Missing WV Net Tangible Benefit Worksheet
[2]   State - Missing Tangible Net Benefit Disclosure
														[2] Initial TIL Missing					RB	B	B	B
456748601	XXX	First	ARM	Cashout Refi	Owner Occ	10/XX/1999	12/XX/1999	MI	XXX	XXX	YES	24	2	[2] Initial GFE Missing
[2]   Initial TIL Missing
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
														[2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider					RB	B	B	B
456199071	XXX	First	FIXED	Cashout Refi	Owner Occ	8/XX/2007	10/XX/2007	FL	XXX	XXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Mortgage Loan Commitment
														[2] HMDA-reportable rate spread (1/XX/04-10/XX/09)					RB	B	B	B
456824615	XXX	First	FIXED	Purchase	Owner Occ	6/XX/2007	8/XX/2007	WI	XXX	XXX	YES	36	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09)					RA	A	A	A
456348453	XXX	First	FIXED	Cashout Refi	Owner Occ	10/XX/2005	11/XX/2005	OH	XXX	XXX	YES	36	3	[3] ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
														[2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	RD	D	D	D
456317900	XXX	First	FIXED	Cashout Refi	Owner Occ	6/XX/2007	7/XX/2007	MI	XXX	XXX	YES	36	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Missing					RB	B	B	B
456179014	XXX	First	FIXED	Cashout Refi	Owner Occ	6/XX/2007	7/XX/2007	AL	XXX	XXX	NO	*Not Applicable	3	[3] ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing Broker Agreement / Mortgage Loan Origination Agreement
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   Initial GFE Missing
														[2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	RD	D	D	D
456774158	XXX	First	FIXED	Cashout Refi	Owner Occ	1/XX/2008	3/XX/2008	AL	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] Initial TIL Missing					RB	B	B	B
456779268	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2006	2/XX/2007	GA	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Credit Score Disclosure Not Present [2] Initial TIL Missing					RB	B	B	B
456178033	XXX	First	FIXED	Cashout Refi	Owner Occ	7/XX/2007	9/XX/2007	AL	XXX	XXX	YES	36	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)	Finance charge under disclosed $595.41 which exceeds the $35 tolerance for refinance transactions. Notary fee in the amount of $400 unreasonable, therefore entire amount included in finance charge calculation Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
456892721	XXX	First	FIXED	Rate/Term Refi	Owner Occ	9/XX/2006	10/XX/2006	IL	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial TIL Missing					RB	B	B	B
456893869	XXX	First	FIXED	Rate/Term Refi	Owner Occ	1/XX/2005	4/XX/2005	FL	XXX	XXX	NO	*Not Applicable	2	[2] Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
														[2] State - Missing Pre-Application Dislcosure					RB	B	B	B